Lifestyle Growth Portfolio Performance Management - Lifestyle Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index. Past performance does not indicate future results. The Morningstar U.S. Moderately Aggressive Target Allocation Index and the fund’s custom blended benchmark, the “John Hancock Lifestyle Growth Index,” show how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower.
Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based securities market index.
Performance Additional Market Index [Text]	Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index.
Bar Chart [Heading]	Calendar year total returns (%)—Series II
Bar Chart Closing [Text Block]	Best quarter:Q2 202014.93%Worst quarter:Q1 2020-15.41%
Performance Table Heading	Average annual total returns (%)—as of 12/31/2025
Performance Table Market Index Changed	 Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36% of the S&P 500 Index, 14% of the MSCI World ex-USA Index, 10% of the Russell 2500 Index, 6% of the MSCI Emerging Markets Index, 4% of the John Hancock Real Asset Blended Index, 2% of the ICE BofA U.S. High Yield Index, 2% of the JPMorgan EMBI Global Index, 2% of the Morningstar LSTA Leveraged Loan Index, 17% of the Bloomberg U.S. Aggregate Bond Index, 3% of the ICE BofA Long U.S. STRIPS Index, and 3% of the Bloomberg 1-5 Year TIPS Index.
Series II
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	14.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(15.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020